Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Event [Line Items]
Subsequent Events

17. Subsequent Events

On January 7, 2015, QTS paid its regular quarterly cash dividend of $0.29 per common share to stockholders and the Operating Partnership made a distribution to its partners of record as of the close of business on December 19, 2014.
On February 23, 2015, the Company’s Board of Directors authorized payment of a regular quarterly cash dividend of $0.32 per common share and per unit in the Operating Partnership, payable on April 7, 2015, to stockholders and unit holders of record as of the close of business on March 20, 2015.
On March 2, 2015, QTS completed a public offering of 10,752,500 shares of its Class A common stock at a public offering price of $34.75 per share. QTS offered and sold 5,000,000 shares and GA QTS Interholdco, LLC, the selling stockholder and an affiliate of General Atlantic LLC, offered and sold 5,752,500 shares, including 1,402,500 shares pursuant to the underwriters’ exercise in full of an option to purchase additional shares. QTS received net proceeds, after deducting the underwriting discount and estimated offering expenses payable, of approximately $166.0 million. The Company contributed the net proceeds to the Operating Partnership and used the net proceeds to repay amounts outstanding under the unsecured revolving credit facility. The Company did not receive any proceeds from the offering of shares by the selling stockholder.

Qualitytech, LP [Member]
Subsequent Event [Line Items]
Subsequent Events

17. Subsequent Events

On January 7, 2015, QTS paid its regular quarterly cash dividend of $0.29 per common share to stockholders and the Operating Partnership made a distribution to its partners of record as of the close of business on December 19, 2014.
On February 23, 2015, the Company’s Board of Directors authorized payment of a regular quarterly cash dividend of $0.32 per common share and per unit in the Operating Partnership, payable on April 7, 2015, to stockholders and unit holders of record as of the close of business on March 20, 2015.
On March 2, 2015, QTS completed a public offering of 10,752,500 shares of its Class A common stock at a public offering price of $34.75 per share. QTS offered and sold 5,000,000 shares and GA QTS Interholdco, LLC, the selling stockholder and an affiliate of General Atlantic LLC, offered and sold 5,752,500 shares, including 1,402,500 shares pursuant to the underwriters’ exercise in full of an option to purchase additional shares. QTS received net proceeds, after deducting the underwriting discount and estimated offering expenses payable, of approximately $166.0 million. The Company contributed the net proceeds to the Operating Partnership and used the net proceeds to repay amounts outstanding under the unsecured revolving credit facility. The Company did not receive any proceeds from the offering of shares by the selling stockholder.